Stock-Based Compensation - Schedule of Stock Options Issued and Outstanding (Details) - USD ($)		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Schedule of Stock Options Issued and Outstanding [Abstract]
Number of Options, Granted
Weighted Average Exercise Price, Granted
Number of Options, Exercised
Weighted Average Exercise Price, Exercised
Number of Options, Forfeited
Weighted Average Exercise Price, Forfeited
Number of Options, Balance	213,692	213,692
Weighted Average Exercise Price, Balance	$ 7.33	$ 7.33
Weighted Average Remaining Life (in years), Balance	6 years 4 months 13 days	5 years 4 months 9 days
Aggregate Intrinsic Value, Balance
Number of Options, Exercisable		213,692
Weighted Average Exercise Price, Exercisable		$ 7.33
Weighted Average Remaining Life (in years), Exercisable		5 years 4 months 9 days
Aggregate Intrinsic Value, Exercisable